Annual Total Returns (Vanguard European Stock Index Fund - ETF Shares ETF) (Vanguard European Stock Index Fund, Vanguard European Stock Index Fund - ETF Shares)	12 Months Ended
Oct. 31, 2014
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Annual Total Return
2014	(6.56%)
2013	24.93%
2012	21.01%
2011	(11.49%)
2010	5.01%
2009	32.04%
2008	(44.66%)
2007	13.93%
2006	33.57%